Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate:	21.00%	35.00%	35.00%
Reconciling items:
Dividends-received deduction	(0.80%)	(1.20%)	(0.30%)
TCJA impacts (1)	0.50%	3.60%	0.00%
Capital contribution from affiliated entity impacting taxable income	0.00%	0.00%	3.70%
Goodwill	0.00%	0.00%	1.20%
Nondeductible health insurer fee	0.00%	0.00%	0.50%
Change in liability for prior years' taxes	0.00%	(0.50%)	0.00%
Other	(0.30%)	0.10%	(0.10%)
Effective income tax rate	20.40%	37.00%	40.00%
Provision from the reduction of net deferred tax assets from enactment of Tax Cuts and Jobs Act		$ 4.5
Unrecognized tax benefits (less than, for 2017 and 2016, respectively)	$ 2.4	$ 1.0	$ 1.0